Note 9: Convertible Note Payable: Schedule of Debt (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Debt

CONVERTIBLE NOTES PAYABLE

		Current		Current
	Payable	Portion	Payable	Portion
Description	at 12/31/15	at 12/31/15	at 12/31/14	at 12/31/14
Note A	$ 698,000	$ -	$ 735,000	$ 435,000
Note B	23,000	23,000	-	-
Note C	24,000	24,000	-	-
Note D	95,529	95,529	-	-
Note E	35,227	-	-	-
Note F	35,227	-	-	-
	$ 910,983	$ 142,529	$ 735,000	$ 435,000